Accounts Receivables, Other Receivables and Prepayments (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current trade receivables	$ 171,456	$ 161,360
Impairment	(5,706)	(6,590)	$ (6,062)
Notimpaired [Member]
Current trade receivables	144,769	137,632
Impairment	0	0
Impaired [Member]
Current trade receivables	0	0
Impairment	(5,706)	(6,590)
Not past due [Member] | Notimpaired [Member]
Current trade receivables	117,704	106,112
Not past due [Member] | Impaired [Member]
Current trade receivables	14	0
Past due 1-30 days [Member] | Notimpaired [Member]
Current trade receivables	12,627	18,352
Past due 1-30 days [Member] | Impaired [Member]
Current trade receivables	64	13
Past due 31-60 days [Member] | Notimpaired [Member]
Current trade receivables	8,357	6,114
Past due 31-60 days [Member] | Impaired [Member]
Current trade receivables	55	12
Past due 61-90 days [Member] | Notimpaired [Member]
Current trade receivables	710	698
Past due 61-90 days [Member] | Impaired [Member]
Current trade receivables	22	21
Past due 90 plus days [Member] | Notimpaired [Member]
Current trade receivables	5,371	6,356
Past due 90 plus days [Member] | Impaired [Member]
Current trade receivables	$ 5,551	$ 6,544